Balances and Transactions With Related Parties - Disclosure of Transaction of Related Party, Nature of Services (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Description of nature of services	The decision of the interlocutory appeals filed by Petrobras and Swissport in relation to the approval of the judicial recovery plan was scheduled for July 29, 2019, where there was no unanimous decision and the sentence of said remedies was postponed until September. Subsequently, on September 26, 2019, the State Court of São Paulo, by majority, dismissed the interlocutory appeals, so the Oceainair and AVB bankruptcy declaration did not proceed at that time, since the list of art. 73 of the LRF is exhaustive and only allows a restrictive interpretation. Swissport and Petrobras filed new appeals that are still pending sentencing. On the other hand, within the scope of the judicial recovery plan, the aircraft renters submitted a declaration, requesting that the resources obtained in the auction be reserved, so that DIP creditors are paid with priority. On November 12, 2019, Oceanair submitted a statement stating that, in view of the redistribution of the slots (and the pending decision of the appeals that discuss this matter and that involve the ANAC), the payment of the auctions will be it would suspend under the plan and, therefore, the request made by the lessors would have lost the object. Therefore, as stated by Oceanair, it would be necessary to wait for the decision of the appeals involving ANAC, so that the auctions continue and only then, can the creditors be paid. On December 10, 2019, the Court of Appeals of São Paulo ruled in favor of ANAC, which decided that this entity would be able to redistribute the arrival and departure slots of Oceanair flights. On November 12, 2019, the Judicial Administrator (trustee) submitted a petition to the Judge, opting for the bankruptcy of Oceanair and AVB, in view of the absence of commercial activities by them. On December 18, 2019, the Judge decided, among other matters, to summon Oceanair to pronounce on the recommendation of the Judicial Administrator so that the judicial recovery plan becomes a bankruptcy process. Given that the judicial branch in Brazil was in recess from December 20, 2019 until January 20, 2020, On January 27, 2020, Oceanair requested a period of 10 days to decide on the request of the Judicial Administrator. The 10-day term that Oceanair had requested to rule on the recommendation of the judicial administrator to convert the case into bankruptcy was granted. The Avianca group had signed several contracts with Oceanair for the provision of logistics, marketing, advertising, maintenance, training, as well as an agreement with Tampa Cargo S.A.S. since November 4, 2014, reserve capacity to obtain priority rights and a minimum cargo transport capacity guaranteed on certain flights of the airline. Such contracts to date are not valid given the current situation of Oceanair and for the most part they are not being executed, therefore, Avianca sent to Oceanair a notification of termination of the contracts, so there are no more commercial relations between the companies. Also, Avianca had signed a license agreement with Oceanair for the use of the Avianca brand in Brazil, which ended in June 2019. Additionally, Avianca leased aircraft to Oceanair (see note 33).
Corporacion Hotelera Internacional S.A. [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Accommodation services for crews and employees of the Group.
Global Operadora Hotelera S.A.S [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Accommodation services for crews and employees of the Group.
Empresariales S.A.S. [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Transportation services for employees of Avianca, S.A. On December 10, 2018, Oceanair Linhas Aéreas SA, a Brazilian airline that licenses the “Avianca” brand, together with AVB Holding SA, its parent entity, filed a petition for judicial restructuring before the First Bankruptcy Court of the Central District Court of the District of State of Sao Paulo, Brazil. The judicial recovery plan was approved at a general meeting of creditors on April 5, 2019. • On April 12, 2019, judicial recovery was granted, and the judge ratified the judicial recovery plan.
OceanAir Linhas Aereas, S.A. [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Swissport and Petrobras two creditors in the judicial restructuring process, filed an interlocutory appeal against the decision that ratified the judicial recovery plan and requested a court order to suspend the auction of isolated productive units (UPI); • The São Paulo State Court granted the mandate of Swissport and suspended the UPI auction until a final resolution on the appeal is pending. Oceanair and AVB appealed against the suspension of the auction and the São Paulo State Court granted the appeal to allow Oceanair and AVB to proceed with the auction of seven UPIs, which contain airport spaces and the “Amigo Program”; • On July 10, 2019, Oceanair and AVB sold five of their seven UPIs at auction. Gol acquired 3 UPI and Latam 2 UPI. On July 11, 2019, ANAC said it would redistribute 41 slots at Congonhas airport as of July 29.
Turbo Prop Leasing Corp [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Maintenance services to Avianca Guatemala S.A and Avianca Costa Rica S.A.
Servicios Areos Nacionales SA [Member]
Disclosure of transactions between related parties [line items]
Description of nature of services	Maintenance services to Avianca Guatemala S.A and Avianca Costa Rica S.A.
Transportadora del Meta S.A.S. [member]
Disclosure of transactions between related parties [line items]
Description of nature of services	It provides Avianca, S.A. ground transportation services for cargo / courier shipments.